PROMISSORY NOTE RECEIVABLES	6 Months Ended
Sep. 30, 2024
Promissory Note Receivables
PROMISSORY NOTE RECEIVABLES

NOTE – 8 PROMISSORY NOTE RECEIVABLES

During the six months ended September 30, 2024, the Company entered into several promissory notes totalling to HK$32.7 million, bearing annual interest rates from 5.25% to 6.5%. Two promissory notes totalling HK$11.7 million had been settled in full during the period ended September 30, 2024.

As of September 30, 2024, the promissory notes totalled HK$17.1 million, bearing interest at annual rates of 5.25%. Included therein, are two promissory notes of HK$12.6 million for which, pursuant to Promissory Note Extension Agreements dated September 26, 2024, the maturity periods have been extended from September 30, 2024 to September 30, 2025, and the interest rates revised from 6.5% to 5.25% per annum.

Also included in the balance as at September 30, 2024, were other promissory notes totalling HK$4.6 million will mature on March 31, 2025. These promissory notes originally issued of HK$8.5 million have been partially repaid via offsetting against the expenses payable to and charges by the borrower, totalling to HKD3.9 million in the 6 months ended September 30, 2024.

During the six months ended September 30, 2024, the interest income derived from promissory note receivables amounted to HK$0.7 million (US$0.1 million)

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024